Unaudited Pro Forma Net Income Per Share - Additional Information (Detail) (Pro Forma EPS [Member])	12 Months Ended
Dec. 31, 2013
Pro Forma EPS [Member]
Earnings Per Share ProForma [Line Items]
Blended statutory federal, state and local income tax rate assumed	35.00%